Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Disclosure of tax rate reconciliation
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Net income (loss) before tax	(52,809)	(58,103)	(7,570)
Statutory tax rate	26.50%	25.00%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	13,994	14,526	1,892
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	62	—	—
Research tax credit	3,091	1,971	2,457
Provision for defined benefit obligations	39	106	27
Share-based compensation	(694)	(1,062)	(1,064)
Revenue from collaboration agreements	(3,313)	2,210	1,095
Non-recognition of deferred tax assets related to tax losses and temporary differences	(14,433)	(18,290)	(4,501)
Carry-back	—	—	—
Impact linked to intra-group merger operations	—	—	—
Impact linked to the exercise of a real estate leasing option	—	—	—
Others differences	1,254	539	94
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	0%	0%	0%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—